Subsequent Events - Additional Information (Details) - USD ($)						9 Months Ended
	Jan. 22, 2024	Oct. 20, 2023	Jan. 18, 2023	Sep. 27, 2021	Sep. 10, 2021	Sep. 30, 2023	Sep. 30, 2022	Jan. 24, 2024	Dec. 31, 2023	Oct. 17, 2023	Apr. 05, 2023	Dec. 31, 2022	Dec. 31, 2021	Oct. 22, 2021	Apr. 27, 2021
Subsequent Event [Line Items]
Deposits into the trust account			$ 140,000			$ 267,058						$ 614,767
Public share			$ 0.04			$ 9.2						$ 9.2
Redemption price per share			$ 10.35
Aggregate redemption amount			$ 255,875,758
Shares Issued, Price Per Share						$ 10
Payments to Acquire Restricted Investments						$ 1,042,760	$ 0
Condition for future business combination threshold Net Tangible Assets						$ 100,000						$ 100,000
IPO [Member]
Subsequent Event [Line Items]
Shares Issued, Price Per Share						$ 10						$ 10		$ 10.2
Private Placement Warrants [Member] | IPO [Member]
Subsequent Event [Line Items]
Shares Issued, Price Per Share														11.5
Class of Warrant or Right, Price of Warrants or Rights														$ 1
Unsecured Promissory Note [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount											$ 1,500,000
Debt Instrument, Interest Rate, Stated Percentage											0.00%
Class A common stock [Member]
Subsequent Event [Line Items]
Stock issued during period, shares, new issues			24,703,445
Redemption price per share												$ 10.34	$ 10.2
Shares Issued, Price Per Share						$ 10
Common shares, shares outstanding						0						0	0
Class B Common Stock [Member]
Subsequent Event [Line Items]
Common shares, shares outstanding						6,900,000						6,900,000	6,900,000
Class B Common Stock [Member] | Founder Shares [Member]
Subsequent Event [Line Items]
Stock issued during period, shares, new issues				831,393
Shares Issued, Price Per Share				$ 0.004											$ 0.0001
Class B Common Stock [Member] | Sponsor [Member] | Founder Shares [Member]
Subsequent Event [Line Items]
Stock issued during period, shares, new issues					115,000
Shares Issued, Price Per Share															$ 0.004
Common shares, shares outstanding															5,750,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Deposits into the trust account		$ 35,000	$ 140,000
Public share		$ 0.0175	$ 0.04
Redemption price per share		$ 11.21	$ 10.35
Aggregate redemption amount		$ 16,679,055	$ 255,875,757
Payments to Acquire Restricted Investments		$ 73,949
Common shares, shares outstanding		7,027,632
Condition for future business combination threshold Net Tangible Assets		$ 100,000
Subsequent Event [Member] | Private Placement Warrants [Member] | IPO [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Price of Warrants or Rights		$ 1
Subsequent Event [Member] | Unsecured Promissory Note [Member] | Sponsor [Member] | Revision of Prior Period, Adjustment [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount										$ 2,500,000
Debt Instrument, Interest Rate, Stated Percentage										0.00%
Subsequent Event [Member] | January 2024 Promissory Note [Member] | Sponsor [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount								$ 750,000
Debt Instrument, Interest Rate, Stated Percentage								0.00%
Subsequent Event [Member] | Class A common stock [Member]
Subsequent Event [Line Items]
Stock issued during period, shares, new issues		1,488,000	24,703,445
Shares Issued, Price Per Share		$ 0.0525
Common shares, shares outstanding		7,027,632
Subsequent Event [Member] | Class B Common Stock [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities		5,619,077
Subsequent Event [Member] | Class B Common Stock [Member] | Sponsor [Member] | Founder Shares [Member]
Subsequent Event [Line Items]
Common stock shares subject to forfeiture	2,900,000
Additional common stock shares subject to forfeiture	500,000
Lock in period of convertible preferred units	2 years
Subsequent Event [Member] | ESGEN Common Class A [Member] | Warrant Agreement [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 11.5
Subsequent Event [Member] | New Pubco Class A Common Stock [Member] | Business Combination Agreement [Member]
Subsequent Event [Line Items]
Common stock shares subscribed but not issued value									$ 10,000,000
Subsequent Event [Member] | New Pubco Class A Common Stock [Member] | Business Combination Amendment Agreement One [Member]
Subsequent Event [Line Items]
Common stock shares subscribed but not issued value	$ 15,000,000